Income Taxes (Current and Deferred Income Tax Provision (Benefits)) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current provision (benefit):
Federal	$ (17.6)	$ 7.8	$ 6.2
States	(4.3)	2.2	2.5
International	2.0	4.5	(0.2)
Total current provision (benefit)	(19.9)	14.5	8.5
Deferred benefit:
Federal	(269.0)	(143.3)	(77.4)
States	(18.5)	(9.9)	(7.6)
International	(12.0)	(10.2)	0.0
Total deferred benefit	(299.5)	(163.4)	(85.0)
Total benefit for income taxes	$ (319.4)	$ (148.9)	$ (76.5)